Critical Accounting Estimates, assumptions and Judgements - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	$ 325,411,000	$ 347,144,000	$ 362,448,000
Percentage of reduction in development cost	1.00%
Salary and staff costs	$ 256,000
PropertyGuru Viet Nam Joint Stock Company [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	107,561,000	112,080,000
Malaysia marketplace CGU [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	$ 201,774,000	$ 214,614,000